Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock	Share capitalSubscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2018	64,676
Begning balance, amount at Dec. 31, 2018	$ 126,684	$ (868)	$ 36,299	$ (155,113)	$ 7,002
Statement Line Items [Line Items]
Lease adoption prior year cumulative effect				(12)	(12)
Shares issuance for cash and share subscriptions, shares	2,500
Shares issuance for cash and share subscriptions, amount	$ 4,800	279			5,079
Warrant issued			200		200
Stock-based compensation, shares	750
Stock-based compensation, amount	$ 2,720		(2,030)		690
Net loss				(2,870)	(2,870)
Ending balance, shares at Mar. 31, 2019	67,926
Ending balance, amount at Mar. 31, 2019	$ 134,204	(589)	34,469	(157,995)	10,089
Begning balance, shares at Dec. 31, 2019	71,218
Begning balance, amount at Dec. 31, 2019	$ 136,554	(589)	35,770	(168,287)	3,448
Statement Line Items [Line Items]
Warrant issued
Stock-based compensation, shares	500
Stock-based compensation, amount	$ 2,380		(1,772)		608
Net loss				(2,615)	(2,615)
Ending balance, shares at Mar. 31, 2020	71,718
Ending balance, amount at Mar. 31, 2020	$ 138,934	$ (589)	$ 33,998	$ (170,902)	$ 1,441